Consolidated Balance Sheets - USD ($) $ in Thousands		Sep. 30, 2025	Sep. 30, 2024
Current assets:
Cash and cash equivalents		$ 324,999	$ 346,085
Short-term interest-bearing investments		0	168,242
Accounts receivable, net		935,751	1,028,357
Prepaid expenses and other current assets		331,387	228,498
Total current assets		1,592,137	1,771,182
Property and equipment, net	[1]	768,557	755,601
Lease assets		182,088	149,254
Goodwill		2,890,680	2,844,908
Intangible assets, net		156,282	160,729
Other noncurrent assets		660,086	704,468
Total assets		6,249,830	6,386,142
Current liabilities:
Accounts payable		371,173	305,928
Accrued expenses and other current liabilities		622,748	778,939
Accrued personnel costs		207,285	230,812
Lease liabilities		38,725	39,983
Deferred revenue		118,861	115,247
Total current liabilities		1,358,792	1,470,909
Deferred income taxes and taxes payable		218,766	197,923
Lease liabilities		140,776	103,462
Long-term debt, net of unamortized debt issuance costs		646,901	646,291
Other noncurrent liabilities		413,915	468,380
Total liabilities		2,779,150	2,886,965
Amdocs Limited Shareholders' equity:
Preferred Shares - Authorized 25,000 shares; 0.01 par value; 0 shares issued and outstanding		0	0
Ordinary Shares - Authorized 700,000 shares; 0.01 par value; 290,351 and 288,485 issued and 108,448 and 112,891 outstanding, in 2025 and 2024, respectively		4,622	4,598
Additional paid-in capital		4,573,016	4,413,503
Treasury stock, at cost 181,903 and 175,594 ordinary shares, in 2025 and 2024, respectively		(8,335,774)	(7,784,434)
Accumulated other comprehensive income (loss)		22,635	(4,410)
Retained earnings		7,164,954	6,827,719
Total Amdocs Limited Shareholders' equity		3,429,453	3,456,976
Noncontrolling interests		41,227	42,201
Total equity		3,470,680	3,499,177
Total liabilities and equity		$ 6,249,830	$ 6,386,142

[1]	Property and equipment, net.